Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2020
Basic earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 83,093	£ 43,450		£ 19,991
Weighted average number of shares outstanding (in shares)	56,272,036	55,220,298	[1]	53,423,575	[1]
Earnings per share - basic (in gbp per share)	£ 1.48	£ 0.79	[1]	£ 0.37	[1]
Diluted earnings per share [abstract]
Profit for the year attributable to equity holders of the Company	£ 83,093	£ 43,450		£ 19,991
Weighted average number of shares outstanding (in shares)	56,272,036	55,220,298	[1]	53,423,575	[1]
Diluted by: options in issue and contingent shares (in shares)	1,746,164	1,830,315		2,641,505
Weighted average number of shares outstanding (diluted) (in shares)	58,018,200	57,050,613	[1]	56,065,080	[1]
Earnings per share - diluted (in gbp per share)	£ 1.43	£ 0.76	[1]	£ 0.36	[1]

[1]	Restated to include the effect of IFRIC agenda decision on cloud configuration and customisation costs (refer to note 3C for details).